Income Tax (Details) - Schedule of reconciliation between the theoretical tax on the pre-tax income and the tax expense ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Schedule of reconciliation between the theoretical tax on the pre-tax income and the tax expense [Abstract]
Income (loss) before income tax	₪ 94		₪ (1,918)	₪ 1,088
Statutory tax rate	23.00%	23.00%	23.00%	24.00%
Income tax at the statutory tax rate	₪ 22		₪ (441)	₪ 260
Expenses not recognized for tax purposes	42		54	48
Gain from debt restructuring not recognized for tax purposes	(41)
Current year tax losses and benefits for which deferred taxes were not created	27		26	29
Creation of deferred taxes for losses and benefits from prior years for which deferred taxes were not recorded in the past	(3)
Impairment of assets for which deferred taxes were not created	167		302	10
Derecognition of previously recognized deductible temporary differences	1,259
Income tax expenses (benefit)	₪ 1,473	$ 426	₪ (59)	₪ 347